Investment Portfolio - January 31, 2025

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS - 95.9%

Communication Services - 10.0%
Diversified Telecommunication Services - 1.9%
Internet Initiative Japan, Inc. (Japan)	299,700	$5,597,133
U-Next Holdings Co. Ltd. (Japan)	156,000	1,869,115
		7,466,248
Entertainment - 1.7%
CTS Eventim AG & Co. KGaA (Germany)	58,419	5,696,519
NetEase Cloud Music, Inc. (China)*1	62,250	976,264
		6,672,783
Interactive Media & Services - 6.4%
Auto Trader Group plc (United Kingdom)[1]	477,604	4,651,796
CAR Group Ltd. (Australia)	192,944	4,808,051
Hemnet Group AB (Sweden)	82,967	2,756,959
Rightmove plc (United Kingdom)	726,129	5,975,278
Scout24 SE (Germany)[1]	68,190	6,630,925
		24,823,009
Total Communication Services		38,962,040
Consumer Discretionary - 9.0%
Automobiles - 0.5%
Yadea Group Holdings Ltd. (China)[1]	1,132,000	1,879,885
Hotels, Restaurants & Leisure - 1.8%
GENDA, Inc. (Japan)*	100,900	1,868,251
Indian Hotels Co. Ltd. (India)	255,701	2,248,977
Trainline plc (United Kingdom)*1	625,940	2,749,033
		6,866,261
Household Durables - 2.7%
Coway Co. Ltd. (South Korea)*	37,346	1,975,640
Nikon Corp. (Japan)	533,600	5,716,724
Rinnai Corp. (Japan)	134,812	2,971,648
		10,664,012
Specialty Retail - 0.7%
JUMBO S.A. (Greece)	100,264	2,708,655
Textiles, Apparel & Luxury Goods - 3.3%
Brunello Cucinelli S.p.A. (Italy)	52,188	6,709,496
Eclat Textile Co. Ltd. (Taiwan)	183,000	2,915,550
GN Store Nord A/S (Denmark)*	69,050	1,422,603
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	898,000	1,913,789
		12,961,438
Total Consumer Discretionary		35,080,251
Consumer Staples - 2.2%
Food Products - 1.0%
Gruma S.A.B. de C.V. - Class B (Mexico)	104,671	1,806,259
LT Foods Ltd. (India)	486,176	2,181,048
		3,987,307
Personal Care Products - 1.2%
Cosmax, Inc. (South Korea)*	30,216	3,401,584

	SHARES	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Care Products (continued)
Milbon Co. Ltd. (Japan)	47,500	$976,349
		4,377,933
Total Consumer Staples		8,365,240
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Gaztransport Et Technigaz S.A. (France)	38,686	5,909,699
Financials - 16.6%
Banks - 4.5%
Fukuoka Financial Group, Inc. (Japan)	248,800	6,752,508
Kyoto Financial Group, Inc. (Japan)	332,400	4,998,713
Ringkjoebing Landbobank A/S (Denmark)	35,209	5,742,876
		17,494,097
Capital Markets - 10.1%
Euronext N.V. (Netherlands)[1]	88,747	10,307,704
Intermediate Capital Group plc (United Kingdom)	226,888	6,611,218
Kfin Technologies Ltd. (India)	122,808	1,538,218
Multi Commodity Exchange of India Ltd. (India)	30,359	1,999,577
Nordnet AB publ (Sweden)	276,520	6,573,353
St. James’s Place plc (United Kingdom)	367,291	4,769,512
Swissquote Group Holding S.A. (Switzerland)	16,852	7,315,746
		39,115,328
Insurance - 2.0%
Definity Financial Corp. (Canada)	145,810	5,733,678
Steadfast Group Ltd. (Australia)	614,040	2,205,898
		7,939,576
Total Financials		64,549,001
Health Care - 6.9%
Biotechnology - 0.3%
BioGaia AB - Class B (Sweden)	120,500	1,319,351
Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co. Ltd. (Japan)	95,900	1,607,925
Classys, Inc. (South Korea)*	80,760	2,991,439
		4,599,364
Health Care Providers & Services - 1.2%
KPJ Healthcare Bhd (Malaysia)	3,613,822	1,826,221
Max Healthcare Institute Ltd. (India)	239,068	2,918,619
		4,744,840
Health Care Technology - 1.9%
JMDC, Inc. (Japan)	117,700	2,987,463
Pro Medicus Ltd. (Australia)	24,805	4,245,025
		7,232,488
Life Sciences Tools & Services - 0.4%
Gerresheimer AG (Germany)	23,267	1,629,628

Investment Portfolio - January 31, 2025

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 1.9%
ALK-Abello A/S (Denmark)*	329,353	$7,416,342
Total Health Care		26,942,013
Industrials - 26.4%
Aerospace & Defense - 3.7%
Babcock International Group plc (United Kingdom)	894,492	5,966,854
Rheinmetall AG (Germany)	2,201	1,720,817
Saab AB - Class B (Sweden)	306,136	6,617,630
		14,305,301
Building Products - 1.2%
Blue Star Ltd. (India)	139,050	2,906,488
Munters Group AB (Sweden)[1]	123,722	1,965,695
		4,872,183
Commercial Services & Supplies - 5.4%
Daiei Kankyo Co. Ltd. (Japan)	260,300	4,748,416
Element Fleet Management Corp. (Canada)	477,048	9,371,260
Japan Elevator Service Holdings Co. Ltd. (Japan)	366,200	7,088,166
		21,207,842
Construction & Engineering - 0.5%
Fugro N.V. (Netherlands)	110,900	1,770,172
Electrical Equipment - 3.6%
Hammond Power Solutions, Inc. (Canada)	17,996	1,293,468
Hyosung Heavy Industries Corp. (South Korea)*	9,724	2,982,832
NKT A/S (Denmark)*	43,587	2,913,791
Triveni Turbine Ltd. (India)	342,709	2,635,530
Voltronic Power Technology Corp. (Taiwan)	73,498	4,148,386
		13,974,007
Ground Transportation - 1.8%
TFI International, Inc. (Canada)	53,761	7,085,273
Machinery - 2.9%
The Japan Steel Works Ltd. (Japan)	147,600	5,220,405
Konecranes OYJ (Finland)	64,077	3,854,820
Krones AG (Germany)	17,088	2,331,717
		11,406,942
Professional Services - 2.2%
ALS Ltd. (Australia)	477,883	4,817,893
BayCurrent, Inc. (Japan)	85,300	3,637,357
		8,455,250
Trading Companies & Distributors - 5.1%
Ashtead Technology Holdings plc (United Kingdom)	244,697	1,696,005
Diploma plc (United Kingdom)	115,542	6,469,517

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Trading Companies & Distributors (continued)
Howden Joinery Group plc (United Kingdom)	542,423	$5,482,561
Sojitz Corp. (Japan)	114,200	2,347,333
Toromont Industries Ltd. (Canada)	47,508	3,788,284
		19,783,700
Total Industrials		102,860,670
Information Technology - 18.4%
Electronic Equipment, Instruments & Components - 9.0%
AAC Technologies Holdings, Inc. (China)	617,000	3,214,834
Celestica, Inc. (Canada)*	50,781	6,269,402
Cowell e Holdings, Inc. (Hong Kong)*	635,743	2,099,238
E Ink Holdings, Inc. (Taiwan)	465,000	3,903,005
Halma plc (United Kingdom)	160,312	6,005,495
Kaynes Technology India Ltd. (India)*	40,058	2,206,687
Lagercrantz Group AB - Class B (Sweden)	326,751	6,937,025
Nationgate Holdings Bhd (Malaysia)	4,322,808	1,724,556
Oxford Instruments plc (United Kingdom)	97,466	2,522,832
		34,883,074
IT Services - 1.1%
Netcompany Group A/S (Denmark)*1	80,858	3,290,019
Sopra Steria Group (France)	4,285	796,633
		4,086,652
Semiconductors & Semiconductor Equipment - 2.5%
ASPEED Technology, Inc. (Taiwan)	31,000	3,269,552
BE Semiconductor Industries N.V. (Netherlands)	16,970	2,164,208
eMemory Technology, Inc. (Taiwan)	44,000	4,342,781
		9,776,541
Software - 5.8%
The Descartes Systems Group, Inc. (Canada)*	54,041	6,255,422
Fortnox AB (Sweden)	396,577	2,745,191
Kinaxis, Inc. (Canada)*	36,476	4,199,628
QT Group OYJ (Finland)*	17,232	1,412,029
Technology One Ltd. (Australia)	301,177	5,726,349
Yubico AB (Sweden)*	103,628	2,409,324
		22,747,943
Total Information Technology		71,494,210
Materials - 2.6%
Construction Materials - 0.7%
Wienerberger AG (Austria)	88,024	2,569,599
Metals & Mining - 1.9%
Mitsui Mining & Smelting Co. Ltd. (Japan)	118,700	3,499,617
Osisko Gold Royalties Ltd. (Canada)	145,793	2,696,471

Investment Portfolio - January 31, 2025

(unaudited)

RAINIER INTERNATIONAL DISCOVERY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
SSAB AB - Class B (Sweden)	259,090	$1,227,241
		7,423,329
Total Materials		9,992,928
Real Estate - 1.6%
Real Estate Management & Development - 1.6%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	354,200	924,557
Nomura Real Estate Holdings, Inc. (Japan)	114,400	3,040,598
The Phoenix Mills Ltd. (India)	118,039	2,231,083
Total Real Estate		6,196,238
Utilities - 0.7%
Independent Power and Renewable Electricity Producers - 0.7%
NHPC Ltd. (India)	2,814,291	2,602,185

TOTAL COMMON STOCKS (Identified Cost $299,712,261)		372,954,475

	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.9%

Dreyfus Government Cash Management, Institutional Shares, 4.26%[2]
(Identified Cost $18,948,612)	18,948,612	$18,948,612

TOTAL INVESTMENTS - 100.8% (Identified Cost $318,660,873)		391,903,087
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(3,017,054)
NET ASSETS - 100%		$388,886,033

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2025 was $32,451,321, which represented 8.3% of the Series’ Net Assets.

2Rate shown is the current yield as of January 31, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Japan - 16.7%, United Kingdom - 13.6% and Canada - 12.0%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - January 31, 2025

(unaudited)

The following is a summary of the valuation levels used for major security types as of January 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$38,962,040	$—	$38,962,040	$—
Consumer Discretionary	35,080,251	—	35,080,251	—
Consumer Staples	8,365,240	1,806,259	6,558,981	—
Energy	5,909,699	—	5,909,699	—
Financials	64,549,001	5,733,678	58,815,323	—
Health Care	26,942,013	—	26,942,013	—
Industrials	102,860,670	21,538,285	81,322,385	—
Information Technology	71,494,210	16,724,452	54,769,758	—
Materials	9,992,928	2,696,471	7,296,457	—
Real Estate	6,196,238	924,557	5,271,681	—
Utilities	2,602,185	—	2,602,185	—
Short-Term Investment	18,948,612	18,948,612	—	—
Total assets	$391,903,087	$68,372,314	$323,530,773	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or January 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4